Employee Benefits - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Salaries, wages and contractor fees	$ 84,754	$ 62,900	$ 42,550
Share-based payments	23,780	11,922	8,684
Total	$ 108,534	$ 74,822	$ 51,234